Additional Financial Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 186.2	$ 277.0		$ 210.9
Restricted cash included in other current assets	42.8	43.7		27.5
Restricted cash included in other non-current assets	10.8	13.7		13.0
Total cash, cash equivalents and restricted cash	239.8	334.4	$ 297.4	251.4	$ 270.3	$ 361.3
LIONS GATE ENTERTAINMENT CORP [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	200.5	314.0		272.1
Restricted cash included in other current assets	42.8	43.7		27.9
Restricted cash included in other non-current assets	10.8	13.7		13.0
Total cash, cash equivalents and restricted cash	$ 254.1	$ 371.4	$ 333.2	$ 313.0	$ 384.6	$ 528.7